Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax Expense

The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2014	2013	2012
Current expense	$69,612	$62,468	$44,125
Deferred benefit	(24,955)	(35,943)	(7,527)
Tax credits	(12,012)	(11,690)	(8,756)
Tax benefits attributable to items charged to equity and goodwill	2,105	1,034	654

	$34,750	$15,869	$28,496

Reconciliation of Effective Tax Rate

 The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income before income tax expense as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2014	2013	2012
Federal tax based on statutory rate	$49,070	$28,340	$36,712
Increase (decrease) resulting from:
Effect of tax-exempt income	(7,064)	(7,282)	(7,558)
Interest and other nondeductible expenses	2,642	2,007	1,847
State taxes, net of federal Benefit	2,531	3,237	4,938
Tax credits	(12,012)	(11,690)	(8,756)
Other	(417)	1,257	1,313

	$34,750	$15,869	$28,496

Effective tax rate	24.8%	19.6%	27.2%

Deferred Tax Assets and Liabilities

The net deferred tax asset at December 31 is as follows:

(Dollars in thousands)
	2014	2013
Deferred tax asset:
NOL carryforward	$978	$1,001
Allowance for credit losses	59,267	85,101
Deferred compensation	6,631	6,315
Basis difference in acquired assets	53,202	70,136
Unrealized loss on available for sale investments	—	8,880
OREO	9,845	31,943
Other	13,530	19,509

	143,453	222,885

Deferred tax liability:
Basis difference in acquired assets	(53,940)	(130,426)
Gain on acquisition	(2,426)	(17,693)
FHLB stock	(85)	(36)
Premises and equipment	(9,652)	(10,209)
Acquisition intangibles	(12,151)	(12,113)
Deferred loan costs	(3,771)	(2,915)
Unrealized gain on available for sale investments	(4,052)	—
Investments acquired	(570)	(235)
Swap gain	(75)	(75)
Other	(12,908)	(11,089)

	(99,630)	(184,791)

Net deferred tax asset	$43,823	$38,094